UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  028-04333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                New York, New York                     11/16/09
[Signature]                      [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   9

Form 13F Information Table Entry Total:             22

Form 13F Information Table Value Total:     $4,200,119
                                            (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.      Form 13F File Number     Name
      ---      --------------------     ----

      01       028-04690                High River Limited Partnership

      02       028-11143                Icahn Management L.P.

      03       028-12621                CCI Onshore LLC

      04       028-04970                High Coast Limited Partnership

      05       028-04460                Highcrest Investors Corp.

      06       028-11469                Gascon Partners

      07       028-13260                IEH FM Holdings LLC

      08       028-13170                Thornwood Associates Limited Partnership

      09       028-02662                Barberry Corp.


                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP

COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX PHARMA-   COM        00764X103           130       864,865   SH                Defined        1         864,865
CEUTICALS INC

AMERICAN RAILCAR   COM        02916P103         3,596       338,933   SH                Defined        9         338,933
INDS INC

AMERICAN RAILCAR   COM        02916P103       119,100    11,225,212   SH                Defined               11,225,212
INDS INC

BIOGEN IDEC INC    COM        09062X103       162,424     3,215,051   SH                Defined        1       3,215,051

BLOCKBUSTER INC    CL A       093679108         1,854     1,732,960   SH                Defined        1       1,732,960

BLOCKBUSTER INC    CL A       093679108           961       898,000   SH                Defined        9         898,000

BLOCKBUSTER INC    CL B       093679207           463       772,320   SH                Defined        1         772,320

BLOCKBUSTER INC    CL B       093679207           205       340,906   SH                Defined        9         340,906

ENZON PHARMA-      COM        293904108         5,810       704,214   SH                Defined        1         704,214
CEUTICALS INC

FEDERAL MOGUL CORP COM        313549404       908,170    75,241,924   SH                Defined        7      75,241,924

ICAHN ENTERPRISES   DEP       451100101        68,201     1,706,723   SH                Defined                1,706,723
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101        62,868     1,573,279   SH                Defined        9       1,573,279
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101     1,538,853    38,509,836   SH                Defined        4      38,509,836
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101       154,501     3,866,379   SH                Defined        5       3,866,379
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101       475,211    11,892,167   SH                Defined        6      11,892,167
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101       140,480     3,515,515   SH                Defined        3       3,515,515
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101       136,281     3,410,441   SH                Defined        2       3,410,441
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101       171,272     4,286,087   SH                Defined        8       4,286,087
LP                 UNIT

LIONS GATE          COM       535919203        25,552     4,148,051   SH                Defined        1       4,148,051
ENTMT CORP          NEW

LIONS GATE          NOTE      535919AF1           209       230,800   PRN               Defined        1         230,800
ENTMNT CORP        2.938%

LIONS GATE          NOTE      535919AG9            76        85,800   PRN               Defined        1          85,800
ENTMT CORP         3.625%

YAHOO INC          COM        984332106       223,902    12,571,714   SH                Defined        1      12,571,714


                   TOTAL                   $4,200,119



CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.